Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Operating costs	R$ (16,603,073)	R$ (16,051,866)	R$ (14,350,903)
Selling expenses	(917,589)	(984,060)	(911,967)
Amount recorded expense (Note 31)	(557,789)	(652,920)	(782,057)
Administrative expenses	(2,311,438)	(1,597,548)	(1,398,507)
Operating costs and expenses	(20,389,889)	(19,286,394)	(17,443,434)
Salaries Payroll Charges And Benefits [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,357,526)	(2,717,005)	(2,285,765)
Selling expenses	(335,382)	(347,536)	(306,864)
Administrative expenses	(602,217)	(423,948)	(284,562)
Operating costs and expenses	(3,295,125)	(3,488,489)	(2,877,191)
Pension Obligations [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(23,704)	(36,998)	(29,796)
Selling expenses	(3,825)	(3,359)	(4,021)
Administrative expenses	(78,428)	(122,248)	(84,670)
Operating costs and expenses	(105,957)	(162,605)	(118,487)
Construction Costs [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(6,085,895)	(5,474,729)	(4,754,383)
Operating costs and expenses	(6,085,895)	(5,474,729)	(4,754,383)
General Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(345,771)	(356,481)	(369,381)
Selling expenses	(4,679)	(6,746)	(7,121)
Administrative expenses	(108,901)	(23,008)	(23,664)
Operating costs and expenses	(459,351)	(386,235)	(400,166)
Treatment Supplies [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(577,639)	(558,557)	(598,993)
Operating costs and expenses	(577,639)	(558,557)	(598,993)
Outside Services [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,915,851)	(1,843,213)	(1,724,347)
Selling expenses	(423,964)	(439,995)	(418,632)
Administrative expenses	(391,637)	(287,744)	(250,293)
Operating costs and expenses	(2,731,452)	(2,570,952)	(2,393,272)
Electricity One [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,573,067)	(1,514,542)	(1,497,644)
Selling expenses	(658)	(673)	(1,001)
Administrative expenses	(1,297)	(2,020)	(1,896)
Operating costs and expenses	(1,575,022)	(1,517,235)	(1,500,541)
General Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(1,246,474)	(967,148)	(831,503)
Selling expenses	(98,800)	(116,933)	(107,313)
Administrative expenses	(898,587)	(509,984)	(548,626)
Operating costs and expenses	(2,243,861)	(1,594,065)	(1,487,442)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Operating costs	(2,477,146)	(2,583,193)	(2,259,091)
Selling expenses	(50,281)	(68,818)	(67,015)
Administrative expenses	(149,215)	(138,575)	(124,743)
Operating costs and expenses	(2,676,642)	(2,790,586)	(2,450,849)
Bad Debt Expense Net Of Recoveries [Member]
IfrsStatementLineItems [Line Items]
Amount recorded expense (Note 31)	(557,789)	(652,920)	(782,057)
Operating costs and expenses	(557,789)	(652,920)	(782,057)
Tax Expense [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses	(81,156)	(90,021)	(80,053)
Operating costs and expenses	R$ (81,156)	R$ (90,021)	R$ (80,053)